CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
BALANCE at beginning at Jan. 31, 2016	$ 1,722	$ 1,000	$ 4,619,288	$ (5,047,309)	$ (425,299)
BALANCE at beginning (in shares) at Jan. 31, 2016	1,722,472	1,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for debt conversion	$ 1,260		264,225		265,485
Common stock issued for debt conversion (in shares)	1,259,188
Beneficial conversion discount on issuance of convertible note payable			207,887		207,887
Amortization of discount on extinguishment of convertible note payable			144,252		144,252
Net Loss				(867,881)	(867,881)
BALANCE at end at Jan. 31, 2017	$ 2,982	$ 1,000	5,235,652	(5,915,190)	(675,556)
BALANCE at end (in shares) at Jan. 31, 2017	2,981,660	1,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for debt conversion	$ 3,857		241,333		245,190
Common stock issued for debt conversion (in shares)	3,857,614
Beneficial conversion discount on issuance of convertible note payable			184,926		184,926
Net Loss				(519,032)	(519,032)
BALANCE at end at Jan. 31, 2018	$ 6,839	$ 1,000	5,661,911	(6,434,222)	(764,472)
BALANCE at end (in shares) at Jan. 31, 2018	6,839,274	1,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for debt conversion	$ 344		18,560		18,904
Common stock issued for debt conversion (in shares)	343,709
Beneficial conversion discount on issuance of convertible note payable			142,500		142,500
Net Loss				(131,844)	(131,844)
BALANCE at end at Apr. 30, 2018	$ 7,183	$ 1,000	$ 5,822,971	$ (6,566,066)	$ (734,912)
BALANCE at end (in shares) at Apr. 30, 2018	7,182,983	1,000,000